Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Common stock, par value		$ 0.01	$ 0.01
Common stock, shares authorized		3,000	3,000
Common stock, shares outstanding	102,368,169	1,000	1,000
Convertible Preferred Stock [Member]
Preferred stock, par value	0.01
Preferred stock, shares authorized	80,000,000
Preferred stock, shares issued		64,831,831
Preferred stock, shares outstanding	64,831,831
Common Class A [Member]
Common stock, par value	0.01
Common stock, shares issued	44,793,255	44,793,255
Common Class B [Member]
Common stock, par value	0.01
Common stock, shares issued	31,464,548	31,464,548
Common Class C [Member]
Common stock, par value	0.01
Common stock, shares issued	12,966,366	16,110,366
Successor [Member]
Intangibles, accumulated amortization	5,034
Successor [Member] | Convertible Preferred Stock [Member]
Preferred stock, par value	0.01
Preferred stock, shares authorized	80,000,000
Preferred stock, shares issued	64,831,831
Preferred stock, shares outstanding	64,831,831
Successor [Member] | Common Class A [Member]
Common stock, par value	0.01	$ 0.01
Common stock, shares authorized	340,000,000
Common stock, shares issued	54,793,255	44,793,255
Common stock, shares outstanding	54,793,255
Successor [Member] | Common Class B [Member]
Common stock, par value	0.01
Common stock, shares authorized	50,000,000
Common stock, shares issued	31,464,548
Common stock, shares outstanding	31,464,548
Successor [Member] | Common Class C [Member]
Common stock, par value	0.01
Common stock, shares authorized	120,000,000
Common stock, shares issued	16,110,366
Common stock, shares outstanding	16,110,366
Successor [Member] | Common Class D [Member]
Common stock, par value	0.01
Common stock, shares authorized	30,000,000
Common stock, shares outstanding	0
Predecessor [Member]
Common stock, par value		$ 0.01
Common stock, shares authorized		3,000
Common stock, shares outstanding		1,000